Financial risk management - Interest rate risk - Additional Information (Detail)						12 Months Ended
	Apr. 08, 2016 EUR (€) Installments	Oct. 13, 2015 EUR (€)	Apr. 01, 2014 EUR (€)	Jun. 26, 2013 EUR (€)	Jan. 18, 2013 EUR (€)	Dec. 31, 2017 EUR (€)
CIBOR [member] | DKK [Member]
Disclosure of financial risk management [line items]
Interest margin in addition to EURIBOR						3.50%
STIBOR [member] | DKK [Member]
Disclosure of financial risk management [line items]
Interest margin in addition to EURIBOR						3.50%
Interxion Real Estate V.B.V. [member] | Mortgages [member]
Disclosure of financial risk management [line items]
Mortgage financing				€ 6,000,000
Interest margin in addition to EURIBOR				2.75%
Final repayment				€ 4,400,000
Interxion Real Estate I B.V. [member] | Mortgages [member]
Disclosure of financial risk management [line items]
Mortgages, maturity		5 years
Interest margin in addition to EURIBOR		2.25%
Final repayment		€ 11,000,000
Interxion Real Estate IV B.V. [member] | Mortgages [member]
Disclosure of financial risk management [line items]
Interest margin in addition to EURIBOR						2.25%
Final repayment						€ 7,332,000
Interest rate risk [member] | Senior secured facility agreement [member] | Euro [member]
Disclosure of financial risk management [line items]
Interest margin in addition to EURIBOR						2.25%
Interest rate risk [member] | Senior secured facility agreement [member] | Euro [member] | Top of range [member]
Disclosure of financial risk management [line items]
Interest margin in addition to EURIBOR						3.25%
Interest rate risk [member] | Interxion Real Estate V.B.V. [member]
Disclosure of financial risk management [line items]
Mortgage financing				€ 6,000,000
Interest margin in addition to EURIBOR				2.75%
Interest rate risk [member] | Interxion Real Estate IX N.V. [member]
Disclosure of financial risk management [line items]
Mortgage financing			€ 9,200,000
Interest margin in addition to EURIBOR			2.00%
Interest rate risk [member] | Interxion Real Estate I B.V. [member]
Disclosure of financial risk management [line items]
Mortgage financing		€ 15,000,000
Interest margin in addition to EURIBOR		2.25%
Interest rate risk [member] | Interxion Real Estate II Sarl [member]
Disclosure of financial risk management [line items]
Mortgage financing					€ 10,000,000
Mortgages, maturity					15 years
Percentage of interest rate swap					75.00%
Interest rate risk [member] | Interxion Real Estate II Sarl [member] | Bottom of range [member]
Disclosure of financial risk management [line items]
Interest margin in addition to EURIBOR					2.40%
Interest rate risk [member] | Interxion Real Estate II Sarl [member] | Top of range [member]
Disclosure of financial risk management [line items]
Interest margin in addition to EURIBOR					2.80%
Interest rate risk [member] | Interxion Real Estate IV B.V. [member] | Mortgages [member]
Disclosure of financial risk management [line items]
Mortgage financing						€ 10,000,000
Mortgages, maturity						5 years
Interest margin in addition to EURIBOR						2.25%
Interest rate risk [member] | Interxion Real Estate VIIGmbH [member]
Disclosure of financial risk management [line items]
Mortgage financing	€ 14,600,000
Interest rate risk [member] | Interxion Real Estate VIIGmbH [member] | Interxion Real Estate Holding B.V. [member]
Disclosure of financial risk management [line items]
Mortgages, maturity	14 years 9 months
Interest margin in addition to EURIBOR	1.95%
Number of monthly instalments | Installments	177
Monthly installment	€ 76,000
Final repayment	91,750
Interest rate risk [member] | Interxion Real Estate VIIGmbH [member] | Bottom of range [member] | Interxion Real Estate Holding B.V. [member]
Disclosure of financial risk management [line items]
Principal amount due to final repayment	91,750
Interest rate risk [member] | Interxion Real Estate VIIGmbH [member] | Top of range [member] | Interxion Real Estate Holding B.V. [member]
Disclosure of financial risk management [line items]
Principal amount due to be repaid	€ 76,000